Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Summary of Accounts Receivables And Related Allowance For Doubtful Accounts

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Accounts receivable	85,595,207	86,513,830	12,582,915
Less: Allowance for doubtful accounts	—	—	—

Accounts receivable, net	85,595,207	86,513,830	12,582,915